Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Performance Conditions (Details)	12 Months Ended
Dec. 31, 2020
SOD 2020 SOC2020 SOUS2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Evaluation date for performance conditions	31/12/2023
Nature of conditions	50% of the 2020 instruments will be exercisable, if at least one of the three following conditions relating to the development of elafibranor in PBC and the ELATIVE clinical is fulfilled: (i) “Last Patient Visit” in ELATIVE in Q4 2022 or earlier; (ii) ELATIVE results are communicated to the market during or before the first half of 2023; (iii) if a registration application for elafibranor in PBC is filed with the Food and Drug Administration (FDA) or the European Medicines Agency (EMA) in 2023.
Performance Conditions Plan Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Nature of conditions	25% of the 2020 instruments will be exercisable if at least if at least one of the two following conditions relating to the NI4 diagnostics technology is fulfilled: (i) a partnership agreement in research and development for the development of an IVD test integrating NIS4 technology with at least on major player in NASH (“big pharma, biotechnologies company, institution, etc.) is entered into by the Company; (ii) NIS4 technology has been used in at least 20 clinical trials..
Performance Conditions Plan Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Nature of conditions	25% of the 2020 instruments will be exercisable if at least if at least one of the two following conditions relating to the development of the Company’s pipeline is fulfilled: (i) a new clinical trial for a new indication with elafibranor or NTZ in ongoing or complete; (ii) the Company has developed or acquired the rights of a new molecule.
Performance Conditions Plan Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Nature of conditions	The exercise of 2020 instruments is also conditional to the presence of their beneficiaries at December 31, 2022, unless an exception usually provided for in the terms of conditions of the stock options granting plans applies. The granting of stock options D2020 to the CEO has been conditioned to the granting by the Company, in accordance with article L225-186-1 of the French Commercial Code, of free shares, existing or to be issued, to the benefit of the employees of the Company during the first half of 2021.